Fair Value Measurements (Details 1) (USD $)	12 Months Ended
Sep. 30, 2013
Summary of reconciliation of the beginning and ending balances for liabilities
Balance - September 30, 2012
Correction of an error	4,012,640
Issuance of 200,000 warrants as part of Units on November 29, 2012	104,745
Change in fairvalue	(168,851)
Balance - September 30, 2013	$ 3,948,533